Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,991,150
Previously Paid Amount	0.00
Total Fee Amount	917.25
Total Offset Amount	0.00
Net Fee	917.25
Narrative - Max Aggregate Offering Price	$ 5,991,150
Final Prospectus	true